Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Summary Compensation Table Total for Former PEO (1)	Compensation Actually Paid to PEO (1)(2)		Compensation Actually Paid to Former PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)(2)		Value of Initial Fixed $100 Investment Based On:		Net Income / (Loss) (in millions) (5)	Revenue (in millions) (6)
									Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)
2025	$10,129,708	$3,845,263	$14,011,708	(7)	$(1,966,399)	$2,002,502	$1,979,816	(7)	$10.89	$130.77	$(130.8)	$185.7
2024	$6,380,399	N/A	$5,831,984		N/A	$2,430,263	$2,150,970		$18.26	$98.77	$(144.8)	$259.2
2023	$2,301,864	$5,217,013	$(3,808,139)		$1,641,544	$2,719,167	$956,097		$21.94	$100.15	$(138.4)	$288.9
2022	$5,480,801	$14,523,493	$3,044,254		$10,261,539	$2,210,185	$1,016,657		$47.94	$96.54	$490.7	$883.0
2021	$1,780,769	N/A	$2,320,597		N/A	$1,233,692	$966,436		$140.37	$108.36	$469.3	$799.2

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	(1)Mr. Hull was the Company’s Principal Executive Officer (“PEO”) for 2021 and 2022, and the Company’s former Principal Executive Officer (“Former PEO”) for 2023. Mr. Martin was the PEO for 2023 and 2024 and the Former PEO for 2022 and 2025. Mr. Brust is the PEO for 2025.
Peer Group Issuers, Footnote	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Peer Group TSR represents TSR of the Nasdaq Biotechnology Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(7)For 2025, the ‘compensation actually paid’ to the PEO and Former PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for 2025, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	Former PEO	Average Non-PEO NEOs
Total Compensation Reported in 2025 Summary Compensation Table	$10,129,708	$3,845,263	$2,002,502
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	($9,120,000)	$(2,603,552)	$(1,234,126)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	$13,002,000	$—	$1,627,952
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$—	$—	$(252,602)
Plus, Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	$—	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	$—	$(363,255)	$(163,910)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	$—	$(2,844,854)	$—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	$—	$—	$—
Total Adjustments	$3,882,000	$(5,811,662)	$(22,686)
Compensation Actually Paid for 2025	$14,011,708	$(1,966,399)	$1,979,816

Non-PEO NEO Average Total Compensation Amount	$ 2,002,502	$ 2,430,263	$ 2,719,167	$ 2,210,185	$ 1,233,692
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,979,816	2,150,970	956,097	1,016,657	966,436
Adjustment to Non-PEO NEO Compensation Footnote
(7)For 2025, the ‘compensation actually paid’ to the PEO and Former PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for 2025, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	Former PEO	Average Non-PEO NEOs
Total Compensation Reported in 2025 Summary Compensation Table	$10,129,708	$3,845,263	$2,002,502
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	($9,120,000)	$(2,603,552)	$(1,234,126)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	$13,002,000	$—	$1,627,952
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$—	$—	$(252,602)
Plus, Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	$—	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	$—	$(363,255)	$(163,910)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	$—	$(2,844,854)	$—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	$—	$—	$—
Total Adjustments	$3,882,000	$(5,811,662)	$(22,686)
Compensation Actually Paid for 2025	$14,011,708	$(1,966,399)	$1,979,816

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Revenue
Total Shareholder Return Vs Peer Group	Company TSR and Peer Group TSR
Tabular List, Table
Pay versus Performance Tabular List
The following table lists the performance measures used by us to link ‘compensation actually paid’ to our NEOs to company performance for 2025. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
Revenue
Adjusted EBITDA

Total Shareholder Return Amount	$ 10.89	18.26	21.94	47.94	140.37
Peer Group Total Shareholder Return Amount	130.77	98.77	100.15	96.54	108.36
Net Income (Loss)	$ (130,800,000)	$ (144,800,000)	$ (138,400,000)	$ 490,700,000	$ 469,300,000
Company Selected Measure Amount	185,700,000	259,200,000	288,900,000	883,000,000.0	799,200,000
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) to our NEOs and the Company’s financial performance. The Company does not use CAP as a basis for making compensation decisions, nor does it use the performance measures defined by the SEC for the Pay versus Performance table to measure performance for incentive plan purposes. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis,” above.
	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported herein. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEO without restriction during the applicable year but rather are a valuation calculated under applicable SEC rules. For purposes of the CAP calculation, there was no actuarial change in pension value or pension related adjustments to report and the fair value or change in fair value, as applicable, of the equity award adjustments included in the calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for 2025, Messrs. Asarpota, Oreshack and Herde, Ms. Dolan, and Dr. Leddy; (ii) for 2024, Messrs. Burch and Herde, Ms. Buzzeo, and Dr. Leddy; (iii) for 2023, Messrs. Burch and Herde, Ms. Dolan, and Dr. Leddy; (iv) for 2022, Ms. Dolan, Mr. Herde, Dr. Leddy and Brian Neel; and (v) for 2021, Ms. Dolan, Messrs. Herde, Neel and Oreshack, and Lisa Sellers. Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year. (6)We have selected revenue as reflected in the Company’s audited GAAP financial statements for each applicable fiscal year (“Revenue”) as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for 2025.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Mr. Burst [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,129,708
PEO Actually Paid Compensation Amount	$ 14,011,708
PEO Name	Mr. Brust
Mr. Martin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,845,263	$ 6,380,399	$ 2,301,864	$ 14,523,493
PEO Actually Paid Compensation Amount	(1,966,399)	$ 5,831,984	$ (3,808,139)	10,261,539
PEO Name		Mr. Martin	Mr. Martin
Mr. Hull [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,217,013	5,480,801	$ 1,780,769
PEO Actually Paid Compensation Amount			$ 1,641,544	$ 3,044,254	$ 2,320,597
PEO Name				Mr. Hull	Mr. Hull
PEO | Mr. Burst [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,882,000
PEO | Mr. Burst [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,120,000)
PEO | Mr. Burst [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,002,000
PEO | Mr. Burst [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Burst [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Burst [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Burst [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Burst [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Martin [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,811,662)
PEO | Mr. Martin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,603,552)
PEO | Mr. Martin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Martin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Martin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Martin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(363,255)
PEO | Mr. Martin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,844,854)
PEO | Mr. Martin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,686)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,234,126)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,627,952
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(252,602)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,910)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0